SHAREHOLDERS' EQUITY (Details 1)	3 Months Ended	9 Months Ended		12 Months Ended
	Apr. 04, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012
Dividend yield	0.00%	0.00%	0.00%	0.00%
Expected volatility	70.40%	86.09%	83.63%	79.61%
Risk-free interest	0.31%	0.18%	0.19%	0.16%
Expected life	1 year 8 months 12 days	1 year 4 months 2 days	1 year 4 months 2 days	1 year 29 days
Call Option [Member]
Dividend yield		0.00%	0.00%	0.00%
Call Option [Member] | Minimum [Member]
Expected volatility		76.83%	81.54%	79.61%
Risk-free interest		0.12%	0.19%	0.12%
Expected life		9 months	11 months 1 day	11 months 1 day
Call Option [Member] | Maximum [Member]
Expected volatility		86.09%	86.31%	86.31%
Risk-free interest		0.67%	0.21%	0.21%
Expected life		2 years 4 months 20 days	1 year 5 months 1 day	1 year 5 months 1 day